Stock Based Compensation (Details Narrative) - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended	24 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019
Granted	1,698,239	4,398,935	4,398,935
Average fair value of stock options granted	$ 0.61	$ 1.5
Stock-based compensation expense	$ 1,768,876	$ 810,962
Unrecognized compensation expense	$ 4,050,975	$ 4,948,460
Weighted average vesting period	3 years	3 years
Equity Incentive Plan 2017 [Member]
Stock options exercisable period	10 years	10 years
Granted		5,000,000
Description for shares issuable upon exercise of options	The number of options to purchase common shares was increased from 5,000,000 to 10,000,000 through a consent of stockholders to amend and restate the equity incentive plan
Equity Incentive Plan 2017 [Member] | Maximum [Member]
Options issued for purchase of common shares	10,000,000